Asset transfers (Tables)	12 Months Ended
Dec. 31, 2017
Asset transfers
Schedule of assets subject to securities repurchase agreements or security lending transactions
	Group
	2017	2016
Assets subject to securities repurchase agreements or security lending transactions	£m	£m
Debt securities (1)	—	2,900
  Note:
(1)	Associated liabilities were nil (2016 - £2,891 million).

Schedule of assets recognized on Bank's balance sheet

	2017(1)	2016
Asset type	£m	£m

Mortgages
UK mortgages - securitisations (2)	—	1,255
UK mortgages - covered bond programme	8,915	7,624

	8,915	8,879

Notes:

(1)	The associated liabilities are £8,904 million (2016 - £8,866 million).
(2)	Creditors have recourse is to these assets only, the fair value of transferred assets and fair value of associated liabilities was not materially different.